UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21324
                                                     ---------

                                 ACP Funds Trust
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-1311
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND
                                (IN LIQUIDATION)
                                  ANNUAL REPORT

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND
                                (IN LIQUIDATION)

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004






                                TABLE OF CONTENTS



     Report of Independent Registered Public Accounting Firm                  1
     Statement of Assets and Liabilities in Liquidation                       2
     Statement of Operations in Liquidation                                   3
     Statement of Changes in Net Assets in Liquidation                        4
     Statement of Cash Flows in Liquidation                                   5
     Financial Highlights in Liquidation                                      6
     Notes to Financial Statements                                            7

     Financial Statements of Continuum Return Fund II, LLC in Liquidation     I

[GRAPHIC OMITTED]                                         Deloite & Touche LLP
DELOITTE                                                  1700 Market Street
                                                          Philadelphia, PA 19103
                                                          USA

                                                          Tel: 215-246-2300
                                                          Fax: 215-569-2441


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of ACP Funds Trust:

We have audited the accompanying statement of assets and liabilities in liquidation of ACP Advantage Continuum Return Fund (the "Fund") [one of the funds constituting the ACP Funds Trust (the "Trust)], as of December 31, 2004, and the related statement of operations in liquidation, statement of changes in net assets in liquidation, statement of cash flows in liquidation, and the financial highlights in liquidation for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended December 31, 2003 and the financial highlights of the Fund for the period ended December 31, 2003 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Board of Directors approved the formal liquidation of the Fund effective December 31, 2004.


/s/ DELOITTE & TOUCHE LLP

February 22, 2005

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES IN LIQUIDATION
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                               -----------------
ASSETS

 Receivable from Investment in ACP Continuum Return Fund II, LLC         $22,180
 Receivable from management reimbursement                                 15,203
                                                                         -------
    TOTAL ASSETS                                                          37,383
                                                                         -------

LIABILITIES

 Liquidation distribution payable                                        $20,950
 Distribution payable                                                        135
 Distribution fees payable                                                   543
 Shareholder servicing fees payable                                          346
 Other accrued expenses                                                   15,409
                                                                         -------

    TOTAL LIABILITIES                                                     37,383
                                                                         -------
NET ASSETS*                                                              $    --
                                                                         -------

----------
* See Note 2 for discussion of allocations from Master Fund and its effect on the components of net assets.

                See Notes to Financial Statements in Liquidation

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENT OF OPERATIONS IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                  FOR THE
                                                                YEAR ENDED
                                                             DECEMBER 31, 2004
                                                             -----------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER FUND:
 Interest                                                         $    287
 Expenses*                                                          (1,402)
                                                                  --------
     Net investment loss allocated from Master Fund                 (1,115)
                                                                  --------

FUND EXPENSES
OPERATING EXPENSES:
 Sub-administration and accounting fees                             24,000
 Professional fees                                                   8,174
 Transfer agent fees                                                 9,740
 Custody fees                                                        1,200
 Distribution fees                                                   1,006
 Shareholder servicing fees                                            335
 Miscellaneous fees                                                     25
                                                                  --------
     TOTAL OPERATING EXPENSES                                       44,480

Sub-administration and accounting fees waivers                     (18,000)
Reimbursement from investment manager                              (24,939)
                                                                  --------

     Net operating expenses                                          1,541
                                                                  --------

NET INVESTMENT LOSS                                                 (2,656)
                                                                  --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ALLOCATED
 FROM MASTER FUND

 Net realized gains                                                     13,528
 Net decrease in unrealized appreciation                               (11,169)
                                                                      --------

 Net realized and unrealized gains on investments                        2,359
                                                                      --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   (297)
                                                                      =========

----------
* Includes expense waivers of $15,412
See Note 2 for discussion of allocations from the Master Fund

                See Notes to Financial Statements in Liquidation

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                                                       FOR THE PERIOD
                                                                                FOR THE                   NOVEMBER 1,
                                                                        YEAR ENDED DECEMBER 31,           2003** TO
                                                                                 2004                 DECEMBER 31, 2003
                                                                       ------------------------       -----------------
 OPERATING ACTIVITIES

    Net investment loss                                                       $  (2,656)                    $  (106)
    Net change in realized and unrealized gains                                   2,359                         337

    NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                   (297)                        231
                                                                              ---------                     -------

DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                                           (77)                         --
    Realized gains                                                                  (58)                         --
                                                                              ---------                     -------

DECREASE IN NET ASSETS FROM DISTRIBUTIONS                                          (135)                         --
                                                                              ---------                     -------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued                                                 120,037                      25,000
    Redemption from shares redeemed                                            (144,836)                         --
                                                                              ---------                     -------

(DECREASE) INCREASE IN ASSETS FROM CAPITAL TRANSACTIONS                         (24,799)                     25,000
                                                                              ---------                     -------

    TOTAL (DECREASE) INCREASE IN NET ASSETS                                     (25,231)                     25,231

    NET ASSETS AT BEGINNING OF YEAR (PERIOD)                                     25,231                          --
                                                                              ---------                     -------

    NET ASSETS AT END OF YEAR (PERIOD)                                        $      --                     $25,231
                                                                              =========                     =======

** Commencement of Operations.

                See Notes to Financial Statements in Liquidation

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENT OF CASH FLOWS IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                                          FOR THE
                                                                                        YEAR ENDED
                                                                                     DECEMBER 31, 2004
                                                                                     -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in Members' Capital from operations                                              $   (297)
    Adjustments to reconcile decrease in Members' Capital from operations to net cash provided by operating activities:
         Increase in receivable for disposition of investment in ACP Continuum
           Return Fund II, LLC                                                             (22,180)
         Decrease in proceeds from investment in ACP Continuum Return
           Fund II, LLC                                                                     25,279
         Increase in receivable from management reimbursement                               (4,709)
         Increase in liquidation distribution payable                                       20,950
         Increase in distribution payable                                                      135
         Increase in distribution fee payable                                                  512
         Increase in shareholder servicing fee payable                                         336
         Increase in other accrued expenses                                                  4,908
                                                                                          --------
Net cash provided by operating activities                                                   24,934
                                                                                          --------


CASH FLOWS FROM FINANCING ACTIVITIES
    Proceeds from shares issued                                                            120,037
    Distribution to shareholders                                                              (135)
    Redemptions from shares redeemed                                                      (144,836)
                                                                                          --------
    Net cash used in financing activities                                                  (24,934)
                                                                                          --------

Net change in cash and cash equivalents                                                         --
Cash and cash equivalents at beginning of year                                                  --
                                                                                          --------
Cash and cash equivalents at end of year                                                  $     --
                                                                                          ========

                See Notes to Financial Statements in Liquidation

ACP ADVANTAGE CONTINUUM RETURN FUND

FINANCIAL HIGHLIGHTS IN LIQUIDATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund Unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                               For the Period
                                                                       For the              November 1, 2003(a)
                                                                      Year Ended                     to
                                                                    December 31, 2004        December 31, 2003
                                                                  --------------------      -------------------
Per Share Operating Performance:

Net asset value, beginning of period                                    $ 10.09                    $  10.00
  Income from investment operations:
    Net investment loss                                                   (0.22)(b)                   (0.04)
    Net realized and unrealized gain on investment transactions            0.54                        0.13
                                                                        -------                    --------
    Total from investment operations                                       0.32                        0.09
                                                                        -------                    --------

    Distributions from net investment income and
      realized gains                                                      (0.01)                         --
    Liquidation distribution                                             (10.40)                         --
                                                                        -------                    --------

Net asset value, end of period (c)                                      $    --                    $  10.09
                                                                        =======                    ========

Annualized ratios to average net assets: (d)
    Net investment loss                                                   (2.14)%                     (2.53)%
    Gross expenses (before waivers & reimbursements)                      49.44%                     486.06%
    Expenses waived/reimbursed                                            47.06%                     483.53%
    Net expenses (after waivers & reimbursements)                          2.38%                       2.53%

Total Return (not annualized)+                                             2.48%                       0.90%

Portfolio Turnover (not annualized)                                          96%                          0%

Net asset value, end of period                                          $    --                    $ 25,231

----------
(a) Commencement of Operations
(b) Calculated using average shares outstanding during the period.
(c) Represents Market Value Per Share.
(d) Includes net expenses allocated from Master Fund.
+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the
  Fund interest on the last day of the period noted.

See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.
----------

                See Notes to Financial Statements in Liquidation

ACP ADVANTAGE CONTINUUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION
--------------------------------------------------------------------------------

1.   ORGANIZATION AND INVESTMENT OBJECTIVE


     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed end management investment company with four active series. The financial statements included herein are those of the ACP Advantage Continuum Return Fund (the "Fund"). The Fund has only one class of beneficial interest that may be issued in an unlimited number.

     The Fund issues shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees of the Fund has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Fund consists of the same persons as the Board of Directors of the Master Fund (as defined below).

     The investment objective of the Fund is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. The Fund attempts to achieve this objective by investing substantially all of its assets in ACP Continuum Return Fund II, LLC (the "Master Fund") that has the same investment objective as the Fund. The Master Fund will primarily invest its assets among a select group of unregistered funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     ACP Investments LP, a Delaware limited partnership, Ascendant Capital Partners, (the "Investment Manager") serves as the investment manager to the Fund and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Master Fund owned by the Fund at December 31, 2004 was 0%.

     Effective December 13, 2004, the Board of Directors approved the formal liquidation of the Fund, effective December 31, 2004. As a result, the Fund changed its basis of accounting from the going concern basis to a liquidation basis.

ACP ADVANTAGE CONTINUUM RETURN FUND

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES


     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     VALUATION - Valuation of the Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds (as defined in attached Master Fund financial statements) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Fund and are discussed in the Notes to Financial Statements of the Master Fund are attached to this report.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States of America, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

     NET ASSET VALUE - The net asset value of the Fund is equal to the Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. The net asset value per share of the Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. Common expenses of the Trust are

ACP ADVANTAGE CONTINUUM RETURN FUND

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FUND LEVEL INCOME AND EXPENSES - (continued)

     allocated among all the series of the Trust on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers of the Trust and of the Fund are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Fund for serving as officers and trustees of the Trust or the Fund.

     Prior to May of 2004, Turner Investment Distributors Inc., a subsidiary of Turner, acted as placement agent to the Fund. The Fund has obtained these services from other non-affiliated providers for the remainder of the year. The ACP Advantage Continuum Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fee of 1.00% of net assets.

4.   OTHER SERVICE PROVIDERS

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Effective April 2004, PFPC agreed to waive the accounting and administration fees for the year ended December 31, 2004, totaled $18,000.

5.   FEDERAL INCOME TAXES

     The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

ACP ADVANTAGE CONTINUUM RETURN FUND

--------------------------------------------------------------------------------

6.   RISK FACTORS

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   REDEMPTIONS AND REPURCHASE OF SHARES

     The Fund is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require the Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Fund are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

     The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether the Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

8.   CAPITAL STOCK TRANSACTIONS

     Transactions on shares were as follows for the year ended December 31, 2004:

        Numbers of shares issued                                      11,823
        Number of shares redeemed                                    (14,323)
                                                                     -------
        Net decrease in shares outstanding                            (2,500)
        Shares outstanding, beginning of period                        2,500
                                                                     -------
        Shares outstanding, end of period                                 --
                                                                     =======

9.   GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

ACP ADVANTAGE CONTINUUM RETURN FUND

--------------------------------------------------------------------------------

10.  CHANGE IN AUDITORS

     On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Fund's fiscal year ended December 31, 2003, neither the Fund, nor anyone on the Fund's behalf, has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item 304).

11.  SUBSEQUENT EVENT

     The Fund distributed 85% of its' capital to the shareholders in December 2004. The remaining 15% of the Fund's capital will be distributed in two payments. On January 21, 2005, the Fund distributed the remaining 10% of the Fund's capital totaling to $15,129 and the final 5% withdrawals will be distributed to the shareholders upon the completion of the Fund's annual audit.

                        ACP CONTINUUM RETURN FUND II, LLC
                                (IN LIQUIDATION)
                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

2004 OVERVIEW            ACP CONTINUUM RETURN STRATEGY


STRATEGY OBJECTIVE

Ascendant Capital Partner's Continuum Return strategy employs low-volatility, non-directional, equity based strategies. The objective of these strategies is to generate absolute returns significantly in excess of the Treasury bill rate, over any 12 month period, while incurring annualized volatility of about 3%. The strategy seeks to limit drawdowns to 5%. The returns of these strategies are targeted to have little or no correlation with those of traditional financial instruments.

DECISION TO LIQUIDATE THE CONTINUUM RETURN FUND

On December 13, 2004, the Board of Directors of the Ascendant Capital Partner's Continuum Return Fund elected to liquidate the fund. Approximately 85% of the total fund assets were distributed to the investors in December 2004 and approximately 10% of the total fund assets were liquidated subsequent to December 31, 2004. The remaining amounts shall be distributed to investors upon the completion of audits for each of the underlying hedge funds.

If you have questions or would like to discuss anything mentioned here in more detail, please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP


1235 Westlakes Drive  Suite 130  Berwyn, PA 19312
                                          610-993-9999          www.acpfunds.com

          FOR QUALIFIED INVESTORS ONLY -- NOT FOR PUBLIC DISTRIBUTION

                        ACP CONTINUUM RETURN FUND II, LLC
                                (IN LIQUIDATION)

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004






                                TABLE OF CONTENTS


Report of Independent Registered Public Accounting Firm                        1
Statement of Assets, Liabilities and Members' Capital in Liquidation           2
Statement of Operations in Liquidation                                         3
Statements of Changes in Members' Capital in Liquidation                       4
Statement of Cash Flows in Liquidation                                         5
Financial Highlights in Liquidation                                            6
Notes to Financial Statements in Liquidation                                   7
Board of Directors (unaudited)                                                12
Fund Management (unaudited)                                                   13
Other Information (unaudited)                                                 14

[GRAPHIC OMITTED]                                         Deloitte & Touche LLP
DELOITTE                                                  1700 Market Street
                                                          Philadelphia, PA 19103
                                                          USA

                                                          Tel: 215-246-2300
                                                          Fax: 215-569-2441


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of ACP Continuum Return Fund II, LLC (In Liquidation):

We have audited the accompanying statement of assets, liabilities and members' capital in liquidation of ACP Continuum Return Fund II, LLC (In Liquidation) (the "Fund"), as of December 31, 2004, and the related statement of operations in liquidation, statements of changes in members' capital in liquidation, statement of cash flows in liquidation, and financial highlights in liquidation for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in members' capital for the year ended December 31, 2003 and the financial highlights for the periods ended December 31, 2003 and December 31, 2002 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Board of Directors approved the formal liquidation of the Fund effective December 31, 2004.


/s/ DELOITTE & TOUCHE LLP

February 22, 2005

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL IN LIQUIDATION
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                               -----------------
ASSETS
Cash and cash equivalents                                          $  21,327
Receivable from management reimbursement                             153,762
Receivable for redemption of Underlying Funds                        240,324
                                                                   ---------

        TOTAL ASSETS                                                 415,413
                                                                   ---------

LIABILITIES

Distribution payable                                                 255,525
Accounting and administration fee payable                             71,250
Management fee payable                                                14,431
Investor servicing fee payable                                        12,000
Custody fee payable                                                    8,333
Shareholder servicing fee payable                                      1,816
Other accrued expenses                                                52,058
                                                                   ---------

          TOTAL LIABILITIES                                          415,413
                                                                   ---------

MEMBERS' CAPITAL                                                   $      --
                                                                   =========

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS IN LIQUIDATION
--------------------------------------------------------------------------------
                                                                     FOR THE
                                                                   YEAR ENDED
                                                               DECEMBER 31, 2004
                                                               -----------------

INVESTMENT INCOME:
      Interest                                                        $3,277
                                                                      -------

      TOTAL INVESTMENT INCOME                                           3,277
                                                                      -------


OPERATING EXPENSES:
      Management fees                                                  14,431
      Accounting and administration fees                               90,000
      Professional fees                                                63,223
      Board of Directors fees                                           3,893
      Investor servicing fees                                          16,500
      Custody fees                                                     10,826
      Other expenses
                                                                        1,591
                                                                      -------

      TOTAL OPERATING EXPENSES                                        200,464
                                                                      -------

      Reimbursement from Investment Manager                          (183,642)
                                                                      -------

      NET OPERATING EXPENSES                                           16,822
                                                                      -------

      NET INVESTMENT LOSS                                             (13,545)
                                                                      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS
       Net realized gain from investments                             153,278
       Net decrease in unrealized appreciation on investments        (117,493)
                                                                      -------

       NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            35,785
                                                                      -------

INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                $22,240
                                                                      =======

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                       FOR THE                   FOR THE
                                                                      YEAR ENDED                YEAR ENDED
                                                                  DECEMBER 31, 2004         DECEMBER 31, 2003
                                                                  -----------------         -----------------

Members' Capital at beginning of year                                $ 1,371,419               $1,260,932

         Capital contributions                                           260,070                   25,000

         Capital withdrawals                                          (1,653,729)                      --

         Net investment loss                                             (13,545)                 (14,673)

         Net realized gain from investments in Underlying Funds          153,278                   10,308

         Net (decrease) increase in unrealized appreciation
            on investments in Underlying Funds                          (117,493)                  89,852
                                                                     -----------               ----------
Members' Capital at end of year                                      $        --               $1,371,419
                                                                     ===========               ==========

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                                           FOR THE
                                                                                          YEAR ENDED
                                                                                      DECEMBER 31, 2004
                                                                                      -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from investment operations                                   $    22,240
       Adjustments to reconcile increase in Members' Capital from investment operations to net cash provided by operating activities:
            Proceeds from redemption of Underlying Funds                                    1,404,519
            Net realized gain on redemption of Underlying Funds                              (154,519)
            Net appreciation on investments in Underlying Funds                               117,493
            Increase in receivable from management reimbursement                             (153,762)
            Increase in receivable for redemption of Underlying Funds                        (236,360)
            Increase in distributions payable                                                 255,525
            Increase in management fee payable                                                 14,431
            Increase in shareholder servicing fee payable                                       1,816
            Decrease in Board of Directors fee payable                                         (9,375)
            Increase in other accrued expenses                                                 95,016
                                                                                          -----------
       Net cash provided by operating activities                                            1,357,024
                                                                                          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                  260,070
       Capital withdrawals                                                                 (1,653,729)
                                                                                          -----------
       Net cash used in financing activities                                               (1,393,659)
                                                                                          -----------

Net decrease in cash and cash equivalents                                                     (36,635)
Cash and cash equivalents at beginning of year                                                 57,962
                                                                                          -----------
Cash and cash equivalents at end of year                                                  $    21,327
                                                                                          ===========

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

FINANCIAL HIGHLIGHTS IN LIQUIDATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                                         For the Period
                                                         For the Year         For the Year            from April 1, 2002
                                                             Ended                Ended          (Commencement of Operations)
                                                       December 31, 2004    December 31, 2003        to December 31, 2002
                                                       -----------------    -----------------    ----------------------------
     Per Unit Operating Performance:

     Net asset value, beginning of period                   $10.76                $10.08                    $10.00

           Income from investment operations:
                Net investment loss                          (0.10)*               (0.12)                    (0.14)
                Net realized and unrealized gain on
                    investment transaction                    0.61                  0.80                      0.22
                                                            ------                ------                    ------
                Total from investment operations              0.51                  0.68                      0.08
                                                            ------                ------                    ------
                Liquidation distribution                    (11.27)                   --                        --
                                                            ------                ------                    ------
      Net asset value, end of period                       $    --                $10.76                    $10.08
                                                            ======                ======                    ======

           *Calculated using average units outstanding during the year.

     Ratios and Supplemental Data:

The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                                                           For the Period
                                                         For the Year         For the Year            from April 1, 2002
                                                             Ended                Ended          (Commencement of Operations)
                                                       December 31, 2004    December 31, 2003        to December 31, 2002
                                                       -----------------    -----------------    ----------------------------
         Net investment loss                                (0.92)%                (1.12)%                   (1.85)%

         Gross expenses (before waivers
             & reimbursements)                               13.60%                15.55%                    23.31%
         Expenses waived / reimbursed                        12.45%                14.40%                    21.45%
         Net expenses (after waivers & reimbursements)        1.15%                 1.15%                     1.86%

         Total return (not annualized)                        4.74%                 6.76%                     0.83%

An individual Member's ratios and return may vary from the above based on the timing of capital contributions.


     Portfolio Turnover                                          0%                   14%                        0%

     Members' Capital at end of period (000s)               $   --                $1,371                    $1,261

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

     ACP Investments, LP, a Delaware limited partnership, Ascendant Capital Partners, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

     Effective December 13, 2004, the Board of Directors approved the formal liquidation of the Fund, effective December 31, 2004. As a result, the Fund changed its basis of accounting from the going concern basis to a liquidation basis.


2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     A.  INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

         The Fund will value  interests in the  Underlying  Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.  INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

         under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B.  INVESTMENT INCOME

         Interest income is recorded on the accrual basis.

     C.  NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, (as defined in Note 3), unless the calculation of the net asset value has been suspended.

     D.  FUND EXPENSES

         The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $183,642.

     E.  INCOME TAXES

         The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     F.  CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2004, the Fund held $21,327 in an interest bearing cash account at PNC Bank.

     G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G.  USE OF ESTIMATES (CONTINUED)

         financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (define below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve- month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustments resulted in a decrease to the management fee of $5,445 for year ended December 31, 2004.

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and $250 for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. For the year ended December 31, 2003, PFPC agreed to waive fees in the amount of $1,875. These fees, as well as $38,596 of fees waived by PFPC during the fiscal period ended 2002, may be recovered by PFPC if the administration and accounting agreement is terminated prior to April 1, 2005.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS

     There were no purchases of Underlying Funds for the year ended December 31, 2004. Total proceeds from sales of Underlying Funds for the year ended December 31, 2004, amounted to $1,404,519. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2004.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

8.   CAPITAL STOCK TRANSACTIONS

     Transactions in Units for year ended December 31, 2004 were as follows:

              Number of Units issued                               24,036
              Number of Units redeemed                           (151,442)
                                                                 --------
              Net decrease in Units outstanding                  (127,406)
              Units outstanding, beginning of year                127,406
                                                                 --------
              Units outstanding, end of year                           --
                                                                 ========

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

9.   GUARANTEES

     The normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  CHANGE IN AUDITORS

     On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Fund's fiscal year ended December 31, 2003, neither the Fund, nor anyone on the Fund's behalf, has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item 304).

ACP CONTINUUM RETURN FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

 The identity of the Directors and brief biographical information is set forth below. An asterisk indicates each Director who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request


    NAME, AGE, ADDRESS AND        LENGTH OF TIME       PRINCIPAL OCCUPATION                   OTHER DIRECTORSHIPS HELD
      POSITION WITH FUND              SERVED           DURING PAST FIVE YEARS                        BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Mr. John Connors                  Since inception      Portfolio  Manager,            ACP Strategic Opportunities Fund II,
Age: 61                                                Guyasuta Investment            LLC, Berwyn, PA; Westlakes
Radnor Corporate Center                                Advisors;  previously,         Institutional Portfolios, Berwyn, PA; and
100  Matsonford  Road                                  Portfolio Manager,             ACP Funds Trust, Berwyn, PA
Building 5, Suite 520                                  Delaware Investments
Radnor, PA 19087
Director

Mr. John Van Roden                Since 2003           Senior Vice President and      ACP Strategic Opportunities Fund II,
Age: 55                                                Chief Financial Officer        LLC, Berwyn, PA; and ACP Funds Trust,
436 Colebrook Lane                                     Glatfelter, 2003-present.      Berwyn, PA
Bryn Mawr, PA 19010                                    Senior Vice President and
Director                                               Chief Financial Officer
                                                       Conectiv 1998-2003

Robert Andres                     Since 2004           Chairman and President of      ACP Continuum Return Fund II, LLC,
Age: 65                                                Andres Capital Management      Berwyn, PA; and ACP Funds Trust, Berwyn,
Andres Capital Management                                                             PA
11 Twin Creek Lane
Berwyn, PA 19312
Director

ACP CONTINUUM RETURN FUND II, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1235 Westlakes Drive, Suite 130, Berwyn, PA, 19312.


     NAME, AGE AND POSITION WITH FUND       LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Gary Shugrue                                Since inception            Chief Investment Officer of ACP Investments, LP;
Age: 50                                                                previously, General Partner of Argos Advisors
President and Chief Investment Officer

Paul Knollmeyer                             Since December 2004        Chief Operating and Financial Officer of ACP
Age: 39                                                                Investments, LP; previously Executive Vice
Managing Member, Chief Operating and                                   President and Chief Financial Officer for The
Financial Officer                                                      Griffin Group

Gus Catsavis                                Since December 2004        Chief Risk Officer of ACP Investments, LP;
Age: 43                                                                previously President and Chief Investment
Managing Member, Chief Risk                                            Officer, Focus Capital Management; and President,
Officer                                                                Asset Consulting Group

Tim Holmes                                  Since December 2004        Head of Business Development of ACP Investments,
Age: 43                                                                LP; previously Managing Director, Baystar
Managing Member, Head of Business                                      Capital; and Regional Marketing
Development                                                            Director/Institutional Sales Director, John A.
                                                                       Levin & Co.

Stephanie Strid Davis                       Since inception            Director, Client Services and Administration of
Age: 34                                                                ACP Investments, LP; previously Institutional
Director, Client Services and                                          Equity Sales, Credit Suisse First Boston
Administration

Trevor Williams                             Since inception            Director, Due Diligence of ACP Investments, LP;
Age: 35                                                                previously Due Diligence Senior Associate,
Director, Due Diligence                                                Hamilton Lane

ACP CONTINUUM RETURN FUND II, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect to 1-302-791-2595 or writing: ACP Continuum Return Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

                                 ACP FUNDS TRUST

                   ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND
                 ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND
              ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND

                                  ANNUAL REPORT

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                  ANNUAL REPORT

                                 ACP FUNDS TRUST

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004





                                TABLE OF CONTENTS


Reports of Independent Registered Public Accounting Firm                       1
Statements of Assets and Liabilities                                           2
Statements of Operations                                                       3
Statements of Changes in Net Assets                                            4
Statements of Cash Flows                                                       5
Financial Highlights                                                           6
Notes to Financial Statements                                                  8

Financial Statements of ACP Strategic Opportunities Fund II, LLC               I

                                                          Deloitte & Touche LLP
                                                          1700 Market Street
                                                          Philadelphia, PA 19103
                                                          USA

                                                          Tel: 215-246-2300
                                                          Fax: 215-569-2441


[GRAPHIC OMITTED]  DELOITTE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of ACP Funds Trust:

We have audited the accompanying statements of assets and liabilities of ACP Funds Trust (the "Funds"), comprising the ACP Advantage Strategic Opportunities Fund, ACP Adviser Series Strategic Opportunities Fund, and ACP Institutional Series Strategic Opportunities Fund, as of December 31, 2004, and the related statements of operations, statements of changes in net assets, statements of cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights of the Funds for the period ended December 31, 2003 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2004, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in the Notes to the Financial Statements, the Funds invest substantially all of their assets in ACP Strategic Opportunities Fund II, LLC (the "Master"). The Master's investments in Underlying Funds are stated at fair value based on estimates received from the Underlying Funds. The respective managements of the Underlying Funds have estimated the fair values relating to certain of the underlying investments of the Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.


/s/ DELOITTE & TOUCHE LLP

February 22, 2005

ACP FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                ACP               ACP                 ACP
                                                                             ADVANTAGE        ADVISER SERIES     INSTITUTIONAL
                                                                             STRATEGIC           STRATEGIC     SERIES STRATEGIC
                                                                           OPPORTUNITIES      OPPORTUNITIES      OPPORTUNITIES
                                                                               FUND               FUND               FUND
                                                                           -------------      -------------     ---------------
ASSETS

 Investments in ACP Strategic Opportunities Fund II, LLC, at value
  (cost $613,750, $475,068 and $100,000, respectively)                        $648,487           $502,149           $112,269
 Receivable from management reimbursement                                       22,862             17,204             16,250
                                                                              --------           --------           --------
    TOTAL ASSETS                                                               671,349            519,353            128,519
                                                                              --------           --------           --------

LIABILITIES

 Distribution fees payable                                                       2,047                841                 --
 Shareholder servicing fees payable                                              1,009                841                 --
 Other accrued expenses                                                         23,468             17,708             16,448
                                                                              --------           --------           --------

    TOTAL LIABILITIES                                                           26,524             19,390             16,448
                                                                              --------           --------           --------

    NET ASSETS*                                                               $644,825           $499,963           $112,071
                                                                              ========           ========           ========

NET ASSETS CONSIST OF:

 Paid-in capital                                                              $614,781           $475,177           $100,561
 Accumulated net investment loss                                               (11,039)            (7,511)            (2,870)
 Accumulated net realized gain from investments                                 14,135             10,977              2,455
 Accumulated net unrealized appreciation on investments                         26,948             21,320             11,925
                                                                              --------           --------           --------
    TOTAL NET ASSETS                                                          $644,825           $499,963           $112,071
                                                                              ========           ========           ========

Shares Outstanding                                                              57,165             44,894             10,051
Net Asset Value per Share, Offering and Redemption Price
 per Share                                                                    $  11.28           $  11.14           $  11.15

* See Note 2 for Discussion of allocations from master fund and its effect on the components of net assets.

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      ACP                   ACP                   ACP
                                                              ADVANTAGE STRATEGIC      ADVISER SERIES        INSTITUTIONAL
                                                                 OPPORTUNITIES           STRATEGIC         SERIES STRATEGIC
                                                                     FUND            OPPORTUNITIES FUND   OPPORTUNITIES FUND
                                                            ---------------------- --------------------- --------------------
NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND:
 Interest                                                        $    154                $    149               $     35
 Expenses**                                                        (5,997)                 (5,259)                (1,723)
                                                                 --------                --------               --------
     Net investment loss allocated from Master Fund*               (5,843)                 (5,110)                (1,688)
                                                                 --------                --------               --------

FUND EXPENSES
OPERATING EXPENSES:
 Sub-administration and accounting fees                            24,000                  24,000                 24,000
 Professional fees                                                  8,175                   8,175                  8,175
 Transfer agent fees                                               14,780                   9,880                  8,760
 Distribution fees                                                  2,801                     825                     --
 Custody fees                                                       1,200                   1,200                  1,200
 Shareholder servicing fees                                           934                     825                     --
 Miscellaneous fees                                                 1,143                     145                    145
                                                                 --------                --------               --------
     Total operating expenses                                      53,033                  45,050                 42,280

                                                                 --------                --------               --------

  Sub-administration and accounting fee waivers                   (18,000)                (12,000)               (12,000)
  Reimbursement from investment manager                           (30,737)                (30,905)               (30,120)
                                                                 --------                --------               --------

     Net operating expenses                                         4,296                   2,145                    160
                                                                 --------                --------               --------

NET INVESTMENT LOSS                                               (10,139)                 (7,255)                (1,848)
                                                                 --------                --------               --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS ALLOCATED FROM
 MASTER FUND

 Net realized gains                                                14,198                  10,977                  2,455
 Net increase in unrealized appreciation                           21,874                  19,980                  6,565
                                                                 --------                --------               --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ALLOCATED
 FROM MASTER FUND                                                  36,072                  30,957                  9,020
                                                                 --------                --------               --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 25,933                $ 23,702               $  7,172
                                                                 ========                ========               ========

----------
* See Note 2 for Discussion of allocations from the Master Fund and its effect on the components of net assets.

** Includes expense waivers of $6,108, $5,149 and $1,866, respectively.


                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                    ACP                     ACP                    ACP
                                                             ADVANTAGE STRATEGIC       ADVISER SERIES          INSTITUTIONAL
                                                               OPPORTUNITIES             STRATEGIC           SERIES STRATEGIC
                                                                    FUND             OPPORTUNITIES FUND     OPPORTUNITIES FUND
                                                             -------------------     ------------------     ------------------

        NET ASSETS AT COMMENCEMENT OF OPERATIONS***               $     --                $     --               $     --
                                                                  --------                --------               --------
OPERATING ACTIVITIES

    Net investment loss                                               (811)                   (147)                  (461)
    Net realized loss on investments                                   (63)                     --                     --
    Net change in unrealized appreciation on investments             5,074                   1,340                  5,360
                                                                  --------                --------               --------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         4,200                   1,193                  4,899
                                                                  --------                --------               --------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                     76,005                  25,000                100,000
                                                                  --------                --------               --------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              76,005                  25,000                100,000
                                                                  --------                --------               --------

        NET ASSETS AT DECEMBER 31, 2003                             80,205                  26,193                104,899

OPERATING ACTIVITIES

    Net investment loss                                            (10,139)                 (7,255)                (1,848)
    Net realized gains on investments                               14,198                  10,977                  2,455
    Net change in unrealized appreciation on investments            21,874                  19,980                  6,565
                                                                  --------                --------               --------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        25,933                  23,702                  7,172
                                                                  --------                --------               --------

DISTRIBUTION TO SHAREHOLDERS
    Net investment income                                              (78)                   (106)                  (550)
    Realized gains                                                     (11)                     (3)                   (11)
                                                                  --------                --------               --------
DECREASE IN NET ASSETS FROM DISTRIBUTION                               (89)                   (109)                  (561)
                                                                  --------                --------               --------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued                                    538,687                 450,068                     --
    Distribution reinvestment                                           89                     109                    561
                                                                  --------                --------               --------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             538,776                 450,177                    561
                                                                  --------                --------               --------
        TOTAL INCREASE IN NET ASSETS                               564,620                 473,770                  7,172

        NET ASSETS AT DECEMBER 31, 2004                           $644,825                $499,963               $112,071
                                                                  ========                ========               ========

----------
*** Date of Commencement was July 1, 2003, October 1, 2003 and October 1, 2003, respectively.

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                               ACP                 ACP                  ACP
                                                                            ADVANTAGE         ADVISER SERIES        INSTITUTIONAL
                                                                            STRATEGIC           STRATEGIC         SERIES STRATEGIC
                                                                          OPPORTUNITIES       OPPORTUNITIES         OPPORTUNITIES
                                                                              FUND                 FUND                 FUND
                                                                          -------------     ------------------   ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
 Increase in Members' Capital from operations                               $  25,933           $  23,702             $ 7,172
     Adjustments to reconcile increase in Members' Capital from operations to net cash used in operating activities:
             Increase in investments in ACP Strategic
                  Opportunities Fund II, LLC                                 (538,687)           (450,068)                 --
             Net Increase in appreciation on investment in ACP Strategic
                 Opportunity Fund II, LLC                                     (29,248)            (25,847)             (7,332)
             Increase in receivables from investment manager                  (11,407)             (6,713)             (5,788)
             Increase in distribution fees payable                              1,820                 825                  --
             Increase in shareholder servicing fees payable                       933                 825                  --
             Increase in other accrued expenses                                11,969               7,208               5,948
                                                                            ---------           ---------             -------

     Net cash used in operating activities                                   (538,687)           (450,068)                 --
                                                                            ---------           ---------             -------

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                    538,687             450,068                  --
                                                                            ---------           ---------             -------
     Net cash provided by financing activities                                538,687             450,068                  --
                                                                            ---------           ---------             -------

Net change in cash and cash equivalents                                            --                  --                  --
Cash and cash equivalents at beginning of year                                     --                  --                  --
                                                                            ---------           ---------             -------
Cash and cash equivalents at end of year                                    $      --           $      --             $    --
                                                                            =========           =========             =======

Cash and cash equivalents at end of year                                    $      --           $      --             $    --
                                                                            =========           =========             =======

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Non cash financing activities not included herein consist of reinvestments of dividends and distributions of $89, $109, and $561, respectively.



                        See Notes to Financial Statements

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                 ACP                                    ACP
                                                              ADVANTAGE                            ADVISER SERIES
                                                              STRATEGIC                              STRATEGIC
                                                            OPPORTUNITIES                           OPPORTUNITIES
                                                                FUND                                    FUND
                                                -------------------------------------   --------------------------------------

                                                                     For the Period                          For the Period
                                                   For the Year     July 1, 2003 (a)      For the Year     October 1, 2003 (a)
                                                      Ended                to                 Ended                to
                                                December 31, 2004   December 31, 2003   December 31, 2004   December 31, 2003


Per Share Operating Performance:
Net asset value, beginning of period                 $  10.66            $ 10.00            $  10.48            $ 10.00
  Income from investment operations:
     Net investment loss                                (0.30)(b)          (0.11)              (0.24)(b)          (0.06)
     Net realized and unrealized gains on
           investment transactions                       0.92               0.77                0.90               0.54
                                                     --------            -------            --------            -------
     Total from investment operations                    0.62               0.66                0.66               0.48
                                                     --------            -------            --------            -------

     Distributions from net investment
           income and realized gains                    (0.00)++           (0.00)              (0.00)++           (0.00)
                                                     --------            -------            --------            -------

Net asset value, end of period (c)                   $  11.28            $ 10.66            $  11.14            $ 10.48
                                                     ========            =======            ========            =======

Annualized Ratios to Average Net Assets (d)
     Net investment loss                                 2.71%              2.89%               2.20               2.27%
     Expenses, before waivers &
           reimbursements                               17.48%            144.96%              16.82%            380.69%
     Expenses waived/reimbursed                         14.73%            142.06%              14.57%            378.42%
     Expenses, after waivers &
           reimbursements                                2.75%              2.90%               2.25%              2.27%

Total return (not annualized)+                           5.82%              6.63%               6.30%              4.77%

Portfolio Turnover (not annualized)                         1%                 0%                  0%                 0%


Net Assets, end of period                            $644,825            $80,205            $499,963            $26,193

(a) Commencement of Operations.
(b) Calculated using average shares outstanding during the period.
(c) Represents Market Value Per Share.
(d) Includes net expense allocated from Master Fund.
+Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.
++ Less than $0.00 per share distribution.
See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

                        See Notes to Financial Statements
                                     6 and 7

ACP FUNDS TRUST

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                              ACP
                                                                         INSTITUTIONAL
                                                                        SERIES STRATEGIC
                                                                       OPPORTUNITIES FUND
                                                         -------------------- ----------------------
                                                                                   For the Period
                                                          For the Year Ended    October 1, 2003 (a)
                                                           December 31, 2004    to December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period                            $10.49                 $10.00
  Income from Investment Operations:
    Net investment loss                                          (0.18)(b)              (0.05)
    Net realized and unrealized gains on investment
       transactions                                               0.90                   0.54
                                                              --------               --------

    Total from investment operations                              0.72                   0.49
                                                              --------               --------
    Distributions from net investment income and
       realized gains                                            (0.06)                 (0.00)
                                                              --------               --------

    Net asset value, end of period (c)                          $11.15                $ 10.49
                                                              ========               ========
Annualized Ratios to Average Net Assets (d)
    Net investment loss                                           1.72%                  1.78%
    Expenses, before waivers & reimbursements                    42.79%                 98.09%
    Expenses waived/reimbursed                                   41.04%                 96.30%
    Expenses, after  waivers & reimbursements                     1.75%                  1.79%

Total return (not annualized)+                                    6.29%                  4.90%

Portfolio Turnover (not annualized)                                  0%                     0%

Net Assets, end of period                                     $112,071               $104,899

----------
(a) Commencement of Operations.
(b) Calculated using average shares outstanding during the period.
(c) Represents Market Value Per Share.
(d) Includes net expense allocated from Master Fund.
+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.
See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

                       See Notes to Financial Statements

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed-end management investment company with four active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund, ACP Adviser Series Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a "Fund" and together the "Funds"). Each Fund has only one class of beneficial interest that may be issued in an unlimited number.

     Shares of all Funds of the Trust represent equal prorata interests in such Trust, except that each Fund bears different expenses which reflect the difference in the range of services provided to them.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees of the Funds has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds' business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the Master Fund (as defined below).

     The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in ACP Strategic Opportunities Fund II, LLC (the "Master Fund") that has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds ("Underlying Funds") whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners LLC, (the "Investment Manager") serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Funds' financial statements. The percentages of the Master Fund owned by Advantage Strategic Opportunities Fund, Adviser Series Strategic Opportunities Fund and Institutional Series Strategic Opportunities Fund at December 31, 2004 were 4.78%, 3.70% and 0.83%, respectively.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES:

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     VALUATION - Valuation of each Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund attached to this report.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States of America, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

     NET ASSET VALUE - The net asset value of each Fund is equal to that Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Funds are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds.

     Prior to May of 2004, Turner Investment Distributors, Inc., a subsidiary of Turner, acted as Placement Agent to the Fund. The Fund has obtained these services from other non-affiliated providers for the remainder of the year. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets. The ACP Adviser Series Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 0.50% of net assets.

4.   OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Effective April 2004, PFPC agreed to waive the accounting and administration fees for the year ended December 31, 2004, totaling $18,000 for ACP Advantage Strategic Opportunities Fund, $12,000 for ACP Adviser Strategic Opportunities Fund and $12,000 ACP Institutional Series Strategic Opportunities Fund, respectively.

5.   FEDERAL INCOME TAXES:

     Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally

ACP FUNDS TRUST

--------------------------------------------------------------------------------

5.   FEDERAL INCOME TAXES (CONTINUED):

     accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

6.   RISK FACTORS:

     An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   REDEMPTIONS AND REPURCHASE OF SHARES:

     Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

     The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

8.   CAPITAL STOCK TRANSACTIONS:

  TRANSACTIONS ON SHARES WERE AS FOLLOWS FOR THE YEAR ENDED DECEMBER 31, 2004:

                                                                                                              ACP
                                                                                       ACP              INSTITUTIONAL
                                                                ACP              ADVISER SERIES         SERIES STRATEGIC
                                                        ADVANTAGE STRATEGIC         STRATEGIC            OPPORTUNITIES
                                                         OPPORTUNITIES FUND     OPPORTUNITIES FUND            FUND
                                                        -------------------     ------------------    ------------------
    Number of shares issued                                     49,635                42,384                   --
    Number of shares reinvested                                      8                    10                   51
                                                                ------                ------               ------
    Net increase in shares outstanding                          49,643                42,394                   51
    Shares outstanding, beginning of year                        7,522                 2,500               10,000
                                                                ------                ------               ------
    Shares outstanding, end of year                             57,165                44,894               10,051
                                                                ======                ======               ======

9.   GUARANTEES:

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  CHANGE IN AUDITORS:

     On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Fund's fiscal year ended December 31, 2003, neither the Fund, nor anyone on the Fund's behalf, has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item 304).

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

2004 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES STRATEGY


STRATEGY OBJECTIVE

The ACP Strategic Opportunities strategy employs hedged equity strategies focused on investing in long/short equity hedge funds. In general, it expects to maintain a net long bias. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. The strategy seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW

For 2004 the ACP Strategic Opportunities Strategy gained 7.05% net of fees while the S&P 500 Index grew by 10.89%. Since inception, this strategy has outperformed the S&P 500, cumulatively, by 30% while incurring 70% less volatility.

The returns of the Strategic Opportunities last year were within the realm of our expectations and acceptable given the market's low level of volatility. These returns were much higher than those of fund-of-funds invested in the more non-directional arbitrage strategies, but trailed the returns of those with emphasis on the distressed debt and emerging markets. We will continue to focus on long/short equity funds only, as we believe this to be the safest and most fertile area from which we can continue to deliver returns in line with our goals.

The 2004 returns of our managers ranged from 4.40% to 23.94%. The former being a healthcare focused fund and the latter being a consumer sector fund. The median return was right around our strategy's return for the year and indicates, thankfully, that there were no significant outliers, either positive or negative. In general, our managers fulfilled our primary mandate to them which is to protect our investors' capital and then participate profitably in the opportunities that they identify.

As the year ended, our strategy was 66% long and 40% short resulting in a net long exposure of 26% and a gross invested exposure of 106%. All of our managers invest primarily in publicly traded, equity based securities.

2005 OUTLOOK

After reading many year-end letters from both hedge fund managers and market prognosticators, I now feel qualified to expound upon the consensus thinking for 2005. I have been doing this for a long time and I am always amazed by the number of people saying the same thing and how there is always a certain serial correlation in their thinking. Meaning, what they think is going to happen is never significantly different from what has just happened. I guess it is just human nature, but very few people ever predict anything out of the ordinary. We know that these unexpected events are just the things we need to be on the lookout for since the consensus is already reflected in the prices of today's securities. The consensus listed below is only valuable as a benchmark from which to identify surprises and will in all likelihood be wrong.

1. Economic growth will continue albeit moderately;
2. Interest rates will continue to slowly rise;
3. The dollar will remain under pressure;
4. Oil and commodity prices will remain high;
5. China is the world's growth engine;
6. 2005's equity market will look a lot like 2004's; and
7. Iraq remains a quagmire.

--------------------------------------------------------------------------------

Our position is that the market over the last two years has created some extremes in sentiment that will probably be corrected sometime during 2005. The most likely catalyst will be the removal of the pre-election fiscal and monetary stimulus put in place in late 2002. The 2008 election is far off and if the Administration is going to get things in order, now is the time. This could result in increasing credit risk, a slower economy and higher volatility in the markets. We expect that this environment will result in a clear separation between those firms which are financially strong and those who have survived on this influx of liquidity. This bifurcation of the winners and losers should present a number of opportunities on both the long and short sides of the market. Jeremy Grantham, a founder of Grantham, Mayo, Van Otterloo, an $80 billion asset management firm, recently stated in a Barron's interview that he has 50% of his personal assets in long/short equity strategies because he does not see any clear opportunities in the traditional asset classes. We would agree with this assessment. These "alpha based" strategies can allow you to earn returns during periods when the market, or "beta", is stagnant. The key, and our main focus, is to find talented practitioners who are able to deliver these returns for you, our investor. We are always on the lookout for talent and will be broadening our lineup of managers with these firms in 2005.

Our business continues to grow and we are very happy with the integration of our new partners into ACP. We have a number of new investor initiatives in the pipeline and we are looking forward to a busy 2005.

If you have questions or would like to discuss anything mentioned here in more detail, please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP

Performance shown for the above mentioned strategy is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the strategy at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in the strategy.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS

o    Hedge  funds   generally   offer  less  liquidity  than  other   investment
     securities, and are generally not subject to regulation under the U.S. federal securities laws.

o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.

o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:

o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.

o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.

o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004











                                TABLE OF CONTENTS


Report of Independent Registered Public Accounting Firm                       1
Schedule of Investments                                                       2
Statement of Assets, Liabilities and Members' Capital                         3
Statement of Operations                                                       4
Statements of Changes in Members' Capital                                     5
Statement of Cash Flows                                                       6
Financial Highlights                                                          7
Notes to Financial Statements                                                 8
Board of Directors (unaudited)                                               14
Fund Management (unaudited)                                                  15
Other Information (unaudited)                                                16

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103
USA

Tel: 215-246-2300
Fax: 215-569-2441


[GRAPHIC OMITTED]DELOITTE.
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of ACP Strategic Opportunities Fund II, LLC:

We have audited the accompanying statement of assets, liabilities and members' capital of ACP Strategic Opportunities Fund II, LLC (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations, statements of changes in members' capital, statement of cash flows, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in members' capital for the year ended December 31, 2003 and the financial highlights for the periods ended December 31, 2003 and December 31, 2002 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Underlying Funds. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Fund's investments in Underlying Funds (approximately 92.44% of members' capital), are stated at fair value based on the estimates received from the Underlying Funds. The respective managements of the Underlying Funds have estimated the fair values relating to certain of the underlying investments of these Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

/s/Deloitte & Touche LLP

February 22, 2005

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     FAIR VALUE
                                                                   -------------
INVESTMENTS IN UNDERLYING FUNDS ^ # - 92.44%
LONG/SHORT EQUITY:
        CONSUMER - 9.67%
              Falconer Capital Partners, LP (Cost $500,000)        $    542,633
              Zeke, LP (Cost $590,000)                                  770,902
                                                                   -------------
                                                                      1,313,535
                                                                   -------------
        DIVERSIFIED - 37.95%
              Copper Beech Partners Fund, LP (Cost $950,000)          1,162,393
              Everglades Partners, LP (Cost $790,000)                   998,359
              Healy Circle Partners, LP (Cost $808,000)                 938,578
              Redstone Investors, LP (Cost $900,000)                  1,019,864
              Trivium Onshore Fund, LP (Cost $1,000,000)              1,033,250
                                                                   -------------
                                                                      5,152,444
                                                                   -------------
        GROWTH - 7.16%
              Bull Path Fund I, LP (Cost $450,000)                      456,899
              Woodrow Partners, LP (Cost $440,000)                      515,313
                                                                   -------------
                                                                        972,212
                                                                   -------------
        HEALTHCARE - 11.89%
              Continental Healthcare Fund, LP (Cost $800,000)           875,209
              Symmetry Capital Partners, LP (Cost $750,000)             738,542
                                                                   -------------
                                                                      1,613,751
                                                                   -------------
        NATURAL RESOURCES - 7.95%
              Van Eck Hard Asset, LP (Cost $1,000,000)                1,079,899
                                                                   -------------

        SMALL CAP CORE - 6.16%
              Inwood Capital Fund, LP (Cost $790,000)                   835,774
                                                                   -------------

        TECHNOLOGY - 6.17%
              Brightfield Partners, LP (Cost $690,000)                  837,744
                                                                   -------------

        VALUE - 5.49%
              North Star Partners II, LP (Cost $590,000)                745,249
                                                                   -------------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $11,048,000)     12,550,608

        OTHER ASSETS LESS LIABILITIES - 7.56%
                                                                      1,026,172
                                                                   -------------

        MEMBERS' CAPITAL - 100.00%                                 $ 13,576,780
                                                                   =============

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of December 31, 2004 was $11,048,000 and $12,550,608 respectively.
# - Non-income producing securities.

                        See Notes to Financial Statements
                                        2

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                   DECEMBER 31, 2004
                                                                   ------------------
ASSETS

Investments in Underlying Funds, at fair value (cost - $11,048,000)    $12,550,608
Cash and cash equivalents                                                  664,093
Receivable for redemption of Underlying Funds                              112,816
Receivable from management reimbursement                                    64,365
Investment in Underlying Fund paid in advance                              500,000
                                                                       ------------

               TOTAL ASSETS                                             13,891,882
                                                                       ------------

LIABILITIES

Management fee payable                                                     167,487
Accounting and Administration fee payable                                   71,250
Investor servicing fee payable                                              13,500
Custody fee payable                                                         10,339
Other accrued expenses                                                      52,526
                                                                       ------------

              TOTAL LIABILITIES                                            315,102
                                                                       ------------

MEMBERS' CAPITAL                                                       $13,576,780
                                                                       ============


MEMBERS' CAPITAL
    Represented by:
                Capital Contributions (net)                            $12,312,627
                    Accumulated net investment loss
                                                                         (354,815)
                    Accumulated net realized gain from investments         116,360
                    Accumulated net unrealized appreciation on
                   investments                                           1,502,608
                                                                       ------------

MEMBERS' CAPITAL                                                       $13,576,780
                                                                       ============




Units Outstanding (100,000,000 units                                     1,192,227
authorized)
Net Asset Value per Unit (offering and redemption price per unit)      $     11.39


                        See Notes to Financial Statements
                                        3

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                   FOR THE
                                                                  YEAR ENDED
                                                              DECEMBER 31, 2004
                                                              -----------------

INVESTMENT INCOME:
        Interest                                                   $   4,169
                                                                   ---------

        TOTAL INVESTMENT INCOME                                        4,169
                                                                   ---------

OPERATING  EXPENSES:
        Management fees                                              167,487
        Accounting and administration fees                            90,000
        Professional fees                                             63,223
        Board of Directors fees                                       23,607
        Investor servicing fees                                       18,000
        Custody fees                                                  13,540
        Other expenses                                                 2,060
                                                                   ---------

        TOTAL OPERATING EXPENSES                                     377,917
                                                                   ---------

        Reimbursement from Investment Manager                       (193,161)
                                                                   ---------

        NET OPERATING EXPENSES                                       184,756
                                                                   ---------

        NET INVESTMENT LOSS                                         (180,587)
                                                                   ---------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
        Net realized gain from investments                           296,813
        Net increase in unrealized appreciation on investments       657,791
                                                                   ---------

        NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS         954,604
                                                                   ---------

INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS             $ 774,017
                                                                   =========

                        See Notes to Financial Statements
                                        4

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                        FOR THE            FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31, 2004  DECEMBER 31, 2003
                                                   -----------------  -----------------


Members' Capital at beginning of year               $  7,584,922        $ 6,031,782

    Capital contributions                              5,218,821            656,060

    Capital withdrawals                                     (980)                --

    Net investment loss                                 (180,587)           (94,422)

    Net realized gain (loss) from investments in
       Underlying Funds                                  296,813           (180,453)

    Net increase in unrealized appreciation on
       investments in Underlying Funds                   657,791          1,171,955
                                                    ------------        -----------

Members' Capital at end of year                     $ 13,576,780        $ 7,584,922
                                                    ============        ===========


                        See Notes to Financial Statements
                                        5

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                                     FOR THE
                                                                                   YEAR ENDED
                                                                                DECEMBER 31, 2004
                                                                                -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from investment operations                           $   774,017
     Adjustments to reconcile increase in Members' Capital from investment operations to net cash used in operating activities:
              Purchases of Underlying Funds                                        (5,650,000)
              Proceeds from redemption of Underlying Funds                          1,636,813
              Net realized gain on redemption of Underlying Funds                    (296,813)
              Net appreciation on investments in Underlying Funds                    (657,791)
              Increase in receivable for redemption of Underlying Funds              (100,053)
              Increase in investment in Underlying Funds paid in advance             (500,000)
              Increase in receivable from management reimbursement                    (64,365)
              Increase in management fee payable                                      167,486
              Decrease in Board of Directors fee payable                               (9,375)
              Increase in other accrued expenses                                       26,916
                                                                                  -----------
     Net cash used in operating activities                                         (4,673,165)
                                                                                  -----------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                         5,218,821
      Capital withdrawals                                                                (980)
                                                                                  -----------
      Net cash provided by financing activities                                     5,217,841
                                                                                  -----------

Net increase in cash and cash equivalents                                             544,676
Cash and cash equivalents at beginning of year                                        119,417
                                                                                  -----------
Cash and cash equivalents at end of year                                          $   664,093
                                                                                  ===========

                        See Notes to Financial Statements
                                        6

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FINANCIAL HIGHLIGHTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                                          For the Period
                                                          For the                For the                 from April 1, 2002
                                                         Year Ended            Year Ended           (Commencement of Operations)
                                                     December 31, 2004      December 31, 2003           to December 31, 2002
                                                     -----------------      -----------------           --------------------

          Per Unit Operating Performance:

         Net asset value, beginning of period              $10.64                $ 9.32                         $10.00
           Income from investment operations:
             Net investment loss                            (0.17)*               (0.12)                         (0.12)
             Net realized and unrealized gain (loss)
                  on investment transactions                 0.92                  1.44                          (0.56)
                                                           ------                ------                         ------
                    Total from investment operations         0.75                  1.32                          (0.68)
                                                           ------                ------                         ------

         Net asset value, end of period                    $11.39                $10.64                         $ 9.32
                                                           ======                ======                         ======

     * Calculated using average units outstanding during the period.

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                                                          For the Period
                                                          For the                For the                 from April 1, 2002
                                                         Year Ended            Year Ended           (Commencement of Operations)
                                                     December 31, 2004      December 31, 2003           to December 31, 2002
                                                     -----------------      -----------------           --------------------


          Net investment loss                               (1.57)%               (1.43)%                        (1.99)%

          Gross expenses (before waivers
             & reimbursements)                               3.27%                 4.31%                          6.75%
          Expenses waived / reimbursed                       1.67%                 2.86%                          4.75%
          Net expenses (after waivers
             & reimbursements)                               1.60%                 1.45%                          2.00%

          Total return (not annualized)                      7.05%                14.16%                         (6.76)%

     An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

                                                                                                          For the Period
                                                          For the                For the                 from April 1, 2002
                                                         Year Ended            Year Ended           (Commencement of Operations)
                                                     December 31, 2004      December 31, 2003           to December 31, 2002
                                                     -----------------      -----------------           --------------------


          Portfolio Turnover                                  15%                   18%                             0%

          Members' Capital at end of period (000s)       $ 13,577               $ 7,585                        $ 6,032

                        See Notes to Financial Statements
                                        7

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS- DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     ACP Investments LP, a Delaware limited partnership, Ascendant Capital Partners, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Directors of the Fund (the "Board of Directors").


2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     a. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation,

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     b.  INVESTMENT INCOME

     Interest income is recorded on the accrual basis.

     c.  NET ASSET VALUATION

     The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended.

     d.  FUND EXPENSES

     The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $193,161.

     e.  INCOME TAXES

     The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     f.  CASH AND CASH EQUIVALENTS

     The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2004, the Fund held $ 664,093 in an interest bearing cash account at PNC Bank.

     g.  USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

3.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

    The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

 4.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00%. The performance adjustment resulted in a decrease to the management fee of $5,200 for the year ended December 31, 2004.

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and a $250 fee for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums.

  5. INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the year ended December 31, 2004, amounted to $5,650,000. Total proceeds from sales of Underlying Funds for the year ended December 31, 2004, amounted to $1,636,813. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2004.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Brightfield Partners, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

     Bull Path Fund I LP, invests in U.S. equities across all industry sectors using a research intense approach. The fund primarily invests in long/short US equity which are listed on the major exchanges. This Underlying Fund allows for semi-annual redemptions with 12-month lock-up, quarterly after that, upon 45 days prior notice.

     Continental Healthcare Fund, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Copper Beech Partners, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

     Everglades Partners, LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
     Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     North Star Partners II, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

     Symmetry Capital Partners, LP invests primarily in small- and mid-cap healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

     Trivium Onshore Fund, LP seeks to achieve high absolute and high risk-adjusted returns independent of general market conditions and direction. This Underlying Fund allows for redemptions monthly upon 45 days notice, after one year has elapsed.

     Van Eck Hard Asset, LP seeks capital appreciation primarily through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed.

     Woodrow Partners, LP seeks to maximize risk-adjusted returns by investing primarily in publicly traded securities of U.S. issuers with a concentration in the mid- and large-cap areas and a sector emphasis in technology, finance, healthcare and retail. This Underlying Fund allows for redemptions quarterly upon 30 days notice, after one year has elapsed.

     Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distribution.

9.   CAPITAL STOCK TRANSACTIONS

     Transactions in Units for the year ended December 31, 2004 were as follows:

        Number of Units issued                           479,715
        Number of Units redeemed                             (85)
                                                       ---------
        Net increase in Units outstanding                479,630
        Units outstanding, beginning of year             712,597
                                                       ---------
             Units outstanding, end of year            1,192,227
                                                       =========

10.  GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  CHANGE IN AUDITORS

     On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Funds' fiscal year ended December 31, 2003, neither the Fund nor anyone on the Fund's behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item 304).

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)

--------------------------------------------------------------------------------

 The identity of the Trustees and brief biographical information is set forth below. An asterisk indicates each Trustee who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request.

     NAME, AGE, ADDRESS AND         LENGTH OF TIME    PRINCIPAL OCCUPATION DURING             OTHER TRUSTEESHIPS
       POSITION WITH FUND               SERVED              PAST FIVE YEARS                    HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

 Mr. John Connors                 Since inception     Portfolio Manager, Guyasuta    ACP Continuum Return Fund II, LLC,
 Age: 61                                              Investment Advisors;           Berwyn, PA; Westlakes Institutional
 100 Matsonford Road                                  previously, Portfolio          Portfolios, Berwyn, PA; and ACP
 Building 5, suite 520                                Manager, Delaware              Funds Trust, Berwyn, PA
 Radnor, PA 19087                                     Investments
 Director

 Mr. John Van Roden               Since 2003          Senior Vice President and      ACP Continuum Return Fund II, LLC,
 Age: 55                                              Chief Financial Officer        Berwyn, PA; and ACP Funds Trust,
 436 Colebrook Lane                                   Glatfelter, 2003- present.     Berwyn, PA;
 Bryn Mawr, PA 19010                                  Senior Vice President and
 Director                                             Chief Financial Officer
                                                      Connectiv 1998-2003


 Robert Andres                   Since 2004           Chairman and President of      ACP Continuum Return Fund II, LLC,
 Age: 65                                              Andres Capital Management      Berwyn, PA; and ACP Funds Trust,
 Andres Capital Management                                                           Berwyn, PA;
 11 Twin Creek Lane
 Berwyn, PA 19312
 Director


ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------


Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1235 Westlakes Drive, Suite 130, Berwyn, PA, 19312.

    NAME, AGE AND POSITION WITH FUND        LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------

Gary Shugrue                                Since inception            Chief Investment Officer of ACP Investments, LP;
Age: 50                                                                previously, General Partner of Argos Advisors
President and Chief Investment Officer

Paul Knollmeyer                             Since December 2004        Chief Operating and Financial Officer of ACP
Age: 39                                                                Investments, LP; previously Executive Vice
Managing Member, Chief Operating and                                   President and Chief Financial Officer for The
Financial Officer                                                      Griffin Group

Gus Catsavis                                Since December 2004        Chief Risk Officer of ACP Investments, LP;
Age: 43                                                                previously President and Chief Investment
Managing Member, Chief Risk Officer                                    Officer, Focus Capital Management; and President,
                                                                       Asset Consulting Group

Tim Holmes                                  Since December 2004        Head of Business Development of ACP Investments,
Age: 43                                                                LP; previously Managing Director, Baystar
Managing Member, Head of Business                                      Capital; and Regional Marketing
Development                                                            Director/Institutional Sales Director, John A.
                                                                       Levin & Co.

Stephanie Strid Davis                       Since inception            Director, Client Services and ACP Investments,
Age: 34                                                                LP; previously Institutional Equity Sales, Credit
Director, Client Services and                                          Suisse First Boston
Administration

Trevor Williams                             Since inception            Director, Due Diligence of ACP Investments, LP;
Age: 35                                                                previously Due Diligence Senior Associate,
Director, Due Diligence                                                Hamilton Lane


ACP STRATEGIC OPPORTUNITIES FUND II, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------
  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at WWW.SEC.GOV and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------
 The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available, without charge and upon request, on the SEC's website at HTTP://WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Board of Trustees ofthe ACP Funds Trust has determined that the Board's Audit Committee does nothave an "audit committee financial expert," as the Securities and ExchangeCommission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Trust and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,000 for 2004 and $0 for 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2004 and $0 for 2003.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

   (e)(1)     Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

                                 ACP FUNDS TRUST

                             AUDIT COMMITTEE CHARTER

                  Pursuant  to Article 5,  Section 1 of the By-Laws of ACP Funds
              Trust (the "Trust"), the Board of Trustees (the "Board") of the Trust hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Trust. The Board further adopt the following as the governing principles of the Committee.

              Membership.
              -----------

                  The  Committee  shall  consist of all of the Trust's  Trustees that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Trustee shall serve on the Committee if he or she has accepted any compensation from the Trust, its adviser, any affiliated person of the Trust, or any affiliated person of such a person, OTHER THAN in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

              Principal Responsibilities.
              ---------------------------

                  The principal responsibilities of the Committee shall include:

              o Recommending which firm to engage as the Trust's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

              o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

              o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Trust, and all services that the independent auditor provides to the Trust's investment adviser(s) and advisory affiliates (whether or not directly related to the Trust's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services,1 shall not require pre-approval.

              o Serving as a channel of communication between the independent auditor and the Board.

              o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust that are material to the Trust as a whole, if any, and management's responses to any such reports.

              o Reviewing any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of the Trust's audited financial statements and any unusual circumstances reflected in those financial statements.

              o Considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls.

              o Reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements.

              o Reviewing  the  procedures  employed  by the Trust in  preparing
              published    financial    statements   and   related    management
              commentaries.

              Recommendation of Independent Auditors.
              ---------------------------------------

                  In connection  with the  selection of the Trust's  independent auditors, the Committee shall consider the auditors': (a) basic approach and techniques; (b) knowledge and experience in

----------

1 A non-audit service is DE MINIMIS if: (a) the total amount of the non-audit service is not more thn 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

              the industry and other investment  companies serviced by the firm;
              (c) procedures followed to assure the firm's independence; (d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Trust's internal control system, the basis for determining its fees, and management's attitude toward the firm.

              Review by Committee.
              --------------------

                  The Committee shall periodically review all procedures adopted by the Trust relating to the Trust's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Trust's net asset value;
              (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Trust.



   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not Applicable

                           (c) Not Applicable

                           (d) Not Applicable

   (f) There was no percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $110,912 for 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                           ASCENDANT CAPITAL PARTNERS
                        ACP CONTINUUM RETURN FUND II, LLC
                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                                 ACP FUNDS TRUST

                       Proxy Voting Policy and Procedures

Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include voting securities, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such voting securities.

Duties with Respect to Proxies:

     Ascendant has an obligation to vote all proxies appurtenant to voting securities owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

     Because Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

     Nonetheless, where client holdings are voting securities and a meeting of securityholders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

     Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

     Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

     To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

     Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

     Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Ascendant voted proxies, please contact:

                  Gary E. Shugrue
                  c/o Ascendant Capital Partners LLC
                  1205 Westlakes Drive, Suite 100
                  Berwyn, PA 19312

Recordkeeping:

ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted: This 12th day of May, 2004


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2)     Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)     Not applicable.


   (b)        Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ACP Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue, President and Chief Investment
                           Officer
                           (principal executive officer)

Date         March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue, President and Chief Investment
                           Officer
                           (principal executive officer)

Date         March 9, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Paul R. Knollmeyer
                         -------------------------------------------------------
                           Paul R. Knollmeyer, Chief Financial Officer
                           (principal financial officer)


Date         March 9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.